Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan	2,553,600
Combined voting power	10.00%
Share based compensation share pricing term fair market value percentage minimum	110.00%
Option period for all types of stock options	10 years
Aggregate intrinsic value of options outstanding and exercisable	$ 262,527
401(k) profit-sharing plan, contribution	$ 88,001	$ 81,732
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future stock options grants	633,600
Employee Stock Purchase Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock purchase plan payroll deduction plan	15.00%
Common stock purchase price as a percentage of fair value	85.00%
Shares purchased under the plan	7,440